UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 95.9%
Real Estate Investments Trusts (“REITs”) 95.9%
Apartments 18.2%
American Campus Communities, Inc. (a)	793,650	13,777,764
AvalonBay Communities, Inc. (a)	752,256	35,401,167
BRE Properties, Inc.	296,750	5,825,203
Camden Property Trust	559,803	12,080,549
Equity Residential	1,950,575	35,793,051
Post Properties, Inc. (a)	267,484	2,712,288
UDR, Inc.	597,600	5,145,336

		110,735,358

Diversified 0.1%
DuPont Fabros Technology, Inc.	51,900	357,072
Health Care 19.4%
Cogdell Spencer, Inc.	257,244	1,311,944
HCP, Inc. (a)	646,950	11,548,058
Health Care REIT, Inc. (a)	519,550	15,893,034
LTC Properties, Inc.	477,638	8,377,771
Medical Properties Trust, Inc. (a)	1,778,350	6,490,978
Nationwide Health Properties, Inc. (a)	1,217,649	27,019,631
Senior Housing Properties Trust (a)	1,507,908	21,140,870
Ventas, Inc. (a)	1,158,142	26,185,591

		117,967,877
Hotels 2.3%
Hospitality Properties Trust	246,158	2,953,896
Host Hotels & Resorts, Inc. (a)	2,720,144	10,662,964

		13,616,860
Industrial 8.1%
AMB Property Corp. (a)	1,904,700	27,427,680
DCT Industrial Trust, Inc.	175,937	557,720
Liberty Property Trust	409,152	7,749,339
ProLogis (a)	2,019,882	13,129,233

		48,863,972
Manufactured Homes 1.4%
Equity Lifestyle Properties, Inc.	228,652	8,711,641
Office 19.1%
BioMed Realty Trust, Inc.	815,576	5,521,449
Boston Properties, Inc. (a)	904,956	31,700,609
Digital Realty Trust, Inc. (a)	802,920	26,640,886
Kilroy Realty Corp. (a)	358,612	6,164,540
SL Green Realty Corp. (a)	734,902	7,936,942
Vornado Realty Trust (a)	1,150,189	38,232,282

		116,196,708
Regional Malls 10.3%
Simon Property Group, Inc. (a)	1,625,796	56,317,574
Taubman Centers, Inc. (a)	381,402	6,499,090

		62,816,664
Shopping Centers 9.5%
Federal Realty Investment Trust (a)	444,765	20,459,190
Kite Realty Group Trust	678,377	1,662,024
Regency Centers Corp. (a)	1,196,400	31,788,348
Saul Centers, Inc.	170,550	3,917,533

		57,827,095
Specialty Services 0.8%
Entertainment Properties Trust	315,523	4,972,642
Storage 6.7%
Extra Space Storage, Inc.	828,600	4,565,586
Public Storage (a)	656,378	36,264,885

		40,830,471
Other 0.0%
FrontLine Capital Group*	12,400	0

Total Common Stocks (Cost $796,053,511)		582,896,360

Securities Lending Collateral 41.0%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $248,766,678)	248,766,678	248,766,678
Cash Equivalents 1.9%
Cash Management QP Trust, 0.53% (b) (Cost $11,752,535)	11,752,535	11,752,535
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,056,572,724) †	138.8	843,415,573
Other Assets and Liabilities, Net (a)	(38.8)	(235,691,035)

Net Assets	100.0	607,724,538

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,156,845,591. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $313,430,018. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,846,955 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $329,276,973.

(a)

All or a portion of these securities were on loan amounting to $263,640,812. In addition, included in other assets and liabilities, net is a pending sale, amounting to $72,688 that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $263,713,500 which is 43.4% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 831,663,038
Level 2	11,752,535
Level 3	0††
Total	$ 843,385,573

††	Market value of security is $0.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 0
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Amortization premium/discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ -

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009